Share Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Common Shares
Number of Common Shares at Beginning	890,970,371	826,325,592
Shares issued proceeds-total	3,000,000	56,786,160
Other share issue proceeds-total	41,895	153,237
Less: other share issue costs	$ (16)	$ (20)
Share option exercises	1,105,167	4,559,047
Share unit exercises-transfer from contributed surplus	595,668	3,146,335
Total number of shares issued for cash	4,742,730		64,644,779
Number of Common Shares at Ending	895,713,101	890,970,371	826,325,592
Changes in Share Capital [Abstract]
Beginning, amount	$ 1,655,024	$ 1,539,209
Shares issued proceeds-total	14,100	112,969
Less: flow-through share premium	(5,850)
Less: share issue costs	(722)		$ (5,085)
Other share issue proceeds-total	111	213
Less: other share issue costs	(16)	(20)
Share options exercised-cash	1,373	3,534
Share option exercises-transfer from contributed surplus	647	1,474
Share unit exercises-transfer from contributed surplus	522	2,730
Total share capital amount	10,165		115,815
Ending, amount	$ 1,665,189	$ 1,655,024	$ 1,539,209